UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Tax Managed Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,126.40	$ 6.59
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26
Class T
Actual	$ 1,000.00	$ 1,125.70	$ 7.91
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class B
Actual	$ 1,000.00	$ 1,122.70	$ 10.53
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,121.90	$ 10.52
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class
Actual	$ 1,000.00	$ 1,127.80	$ 5.28
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	4.0	3.2
Hewlett-Packard Co.	3.8	2.8
JPMorgan Chase & Co.	3.0	3.5
Morgan Stanley	2.9	3.1
International Business Machines Corp.	2.9	2.0
JCPenney Co., Inc.	2.3	2.0
McDonald's Corp.	1.9	2.0
Molson Coors Brewing Co. Class B	1.9	0.2
Altria Group, Inc.	1.9	2.6
ConocoPhillips	1.8	1.8
	26.4
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.3	13.6
Industrials	13.7	9.6
Consumer Discretionary	12.9	11.3
Financials	12.1	20.1
Energy	11.3	9.2
Asset Allocation (% of fund's net assets)
As of April 30, 2007*		As of October 31, 2006**
	Stocks and Equity Futures 99.2%		Stocks and Investment Companies 99.1%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	7.5%	** Foreign investments	8.0%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc.	4,400	$ 122,980
TRW Automotive Holdings Corp. (a)	2,200	81,532
		204,512
Diversified Consumer Services - 0.3%
Sotheby's Class A (ltd. vtg.)	2,200	113,564
Hotels, Restaurants & Leisure - 2.2%
McDonald's Corp.	14,700	709,716
MGM Mirage, Inc. (a)	1,500	100,875
		810,591
Household Durables - 0.3%
Jarden Corp. (a)	2,300	96,922
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	2,400	133,536
Media - 1.5%
Time Warner, Inc.	26,200	540,506
Multiline Retail - 3.4%
Family Dollar Stores, Inc.	3,400	108,256
JCPenney Co., Inc.	10,700	846,263
Nordstrom, Inc.	3,200	175,744
Saks, Inc.	5,400	113,076
		1,243,339
Specialty Retail - 2.1%
Asbury Automotive Group, Inc.	6,900	198,513
AutoZone, Inc. (a)	700	93,128
Gamestop Corp. Class A (a)	3,100	102,827
Genesco, Inc.	2,500	126,700
OfficeMax, Inc.	1,600	78,752
Sherwin-Williams Co.	2,500	159,425
		759,345
Textiles, Apparel & Luxury Goods - 2.3%
Liz Claiborne, Inc.	2,000	89,440
NIKE, Inc. Class B	3,400	183,124
Phillips-Van Heusen Corp.	2,100	117,390
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,500	141,300
Steven Madden Ltd.	2,000	59,500
Stride Rite Corp.	5,700	80,370
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	3,100	$ 87,668
Wolverine World Wide, Inc.	2,600	74,308
		833,100
TOTAL CONSUMER DISCRETIONARY		4,735,415
CONSUMER STAPLES - 10.9%
Beverages - 3.2%
Coca-Cola Enterprises, Inc.	14,100	309,354
Constellation Brands, Inc. Class A (sub. vtg.)	8,200	183,762
Molson Coors Brewing Co. Class B	7,300	688,244
		1,181,360
Food & Staples Retailing - 2.5%
Kroger Co.	20,900	616,759
Safeway, Inc.	8,500	308,550
		925,309
Food Products - 1.5%
Bunge Ltd.	2,100	159,096
Ralcorp Holdings, Inc. (a)	2,800	184,268
Tyson Foods, Inc. Class A	9,200	192,832
		536,196
Household Products - 0.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	16,000	229,120
Personal Products - 1.2%
Alberto-Culver Co.	4,500	109,305
NBTY, Inc. (a)	3,600	177,876
Prestige Brands Holdings, Inc. (a)	12,200	158,722
		445,903
Tobacco - 1.9%
Altria Group, Inc.	9,900	682,308
TOTAL CONSUMER STAPLES		4,000,196
ENERGY - 11.3%
Energy Equipment & Services - 2.0%
Global Industries Ltd. (a)	6,000	124,560
National Oilwell Varco, Inc. (a)	2,400	203,640
Parker Drilling Co. (a)	11,600	125,976
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Superior Energy Services, Inc. (a)	2,800	$ 101,724
Tidewater, Inc.	2,900	183,309
		739,209
Oil, Gas & Consumable Fuels - 9.3%
ConocoPhillips	9,384	650,780
Giant Industries, Inc. (a)	1,900	142,443
Hess Corp.	10,500	595,875
Marathon Oil Corp.	3,200	324,960
OMI Corp.	7,300	212,211
Sunoco, Inc.	2,400	181,272
Tesoro Corp.	4,300	521,160
Valero Energy Corp.	7,440	522,511
Western Refining, Inc.	6,700	265,454
		3,416,666
TOTAL ENERGY		4,155,875
FINANCIALS - 12.1%
Capital Markets - 4.3%
AllianceBernstein Holding LP	1,100	100,056
Janus Capital Group, Inc.	4,400	110,088
Merrill Lynch & Co., Inc.	3,400	306,782
Morgan Stanley	12,600	1,058,526
		1,575,452
Commercial Banks - 0.6%
Barclays PLC Sponsored ADR	4,200	243,768
Diversified Financial Services - 3.4%
ING Groep NV sponsored ADR	3,000	136,830
JPMorgan Chase & Co.	21,200	1,104,520
		1,241,350
Insurance - 3.8%
Allianz AG sponsored ADR	8,200	182,204
Allied World Assurance Co. Holdings Ltd.	3,700	163,984
Aspen Insurance Holdings Ltd.	3,800	100,738
Axis Capital Holdings Ltd.	4,900	181,790
Endurance Specialty Holdings Ltd.	2,200	82,324
Everest Re Group Ltd.	1,100	110,704
First Mercury Financial Corp.	4,900	101,430
PartnerRe Ltd.	1,500	108,030
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	4,800	$ 259,680
Zenith National Insurance Corp.	2,200	101,750
		1,392,634
TOTAL FINANCIALS		4,453,204
HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	8,900	504,007
Immucor, Inc. (a)	3,300	107,679
Sirona Dental Systems, Inc.	3,200	105,632
West Pharmaceutical Services, Inc.	2,200	109,494
		826,812
Health Care Providers & Services - 2.3%
Humana, Inc. (a)	6,300	398,412
McKesson Corp.	3,200	188,256
Medco Health Solutions, Inc. (a)	3,400	265,268
		851,936
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	1,800	93,708
Pharmaceuticals - 4.5%
Merck & Co., Inc.	28,700	1,476,328
Schering-Plough Corp.	5,900	187,207
		1,663,535
TOTAL HEALTH CARE		3,435,991
INDUSTRIALS - 13.7%
Aerospace & Defense - 3.8%
Alliant Techsystems, Inc. (a)	1,000	93,130
Lockheed Martin Corp.	5,100	490,314
Northrop Grumman Corp.	2,300	169,372
Precision Castparts Corp.	1,100	114,521
Raytheon Co.	9,600	513,984
		1,381,321
Airlines - 0.5%
Continental Airlines, Inc. Class B (a)	2,800	102,368
Copa Holdings SA Class A	1,500	91,320
		193,688
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.9%
Kforce, Inc. (a)	7,800	$ 107,094
The Geo Group, Inc. (a)	4,200	215,040
		322,134
Construction & Engineering - 1.2%
Fluor Corp.	1,100	105,182
Foster Wheeler Ltd. (a)	1,800	123,894
Granite Construction, Inc.	1,800	108,432
Washington Group International, Inc. (a)	1,700	113,764
		451,272
Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,400	82,768
Belden CDT, Inc.	2,100	117,348
		200,116
Industrial Conglomerates - 1.7%
McDermott International, Inc. (a)	2,600	139,516
Tyco International Ltd.	15,000	489,450
		628,966
Machinery - 3.8%
AGCO Corp. (a)	3,000	125,190
Columbus McKinnon Corp. (NY Shares) (a)	4,700	116,372
Cummins, Inc.	4,800	442,368
Deere & Co.	3,700	404,780
FreightCar America, Inc.	400	19,904
Pall Corp.	500	20,975
SPX Corp.	1,300	92,144
Terex Corp. (a)	2,100	163,485
		1,385,218
Road & Rail - 1.3%
Laidlaw International, Inc.	2,900	99,325
P.A.M. Transportation Services, Inc. (a)	8,400	160,188
Quality Distribution, Inc. (a)	1,843	16,679
Swift Transportation Co., Inc. (a)	2,700	84,456
YRC Worldwide, Inc. (a)	2,500	99,475
		460,123
TOTAL INDUSTRIALS		5,022,838
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 0.3%
Andrew Corp. (a)	9,900	$ 108,108
Computers & Peripherals - 8.3%
Brocade Communications Systems, Inc. (a)	30,000	293,100
Hewlett-Packard Co.	33,600	1,415,904
International Business Machines Corp.	10,300	1,052,763
Western Digital Corp. (a)	16,100	284,648
		3,046,415
Electronic Equipment & Instruments - 1.7%
Avnet, Inc. (a)	1,700	69,530
Flextronics International Ltd. (a)	8,200	91,430
Ingram Micro, Inc. Class A (a)	5,400	105,948
Insight Enterprises, Inc. (a)	5,400	107,028
Mettler-Toledo International, Inc. (a)	1,000	97,620
Orbotech Ltd. (a)	7,100	162,803
		634,359
Internet Software & Services - 0.3%
Open Text Corp. (a)	4,000	91,576
IT Services - 0.4%
Convergys Corp. (a)	3,500	88,410
Ness Technologies, Inc. (a)	5,600	74,704
		163,114
Office Electronics - 1.1%
Xerox Corp. (a)	22,000	407,000
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	8,000	196,000
ASML Holding NV (NY Shares) (a)	6,800	185,300
Axcelis Technologies, Inc. (a)	13,700	104,805
Brooks Automation, Inc. (a)	6,400	111,808
Eagle Test Systems, Inc.	6,100	105,347
MKS Instruments, Inc. (a)	4,100	110,495
		813,755
TOTAL INFORMATION TECHNOLOGY		5,264,327
MATERIALS - 4.7%
Chemicals - 0.3%
Ashland, Inc.	2,000	119,900
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.6%
Myers Industries, Inc.	3,600	$ 80,820
Rock-Tenn Co. Class A	3,500	133,910
		214,730
Metals & Mining - 3.8%
Allegheny Technologies, Inc.	3,500	383,530
Chaparral Steel Co.	1,800	126,900
Commercial Metals Co.	5,800	194,474
Freeport-McMoRan Copper & Gold, Inc. Class B	2,636	177,034
IPSCO, Inc.	1,600	236,560
Reliance Steel & Aluminum Co.	1,500	89,100
RTI International Metals, Inc. (a)	1,200	113,124
Steel Dynamics, Inc.	2,000	88,620
		1,409,342
TOTAL MATERIALS		1,743,972
UTILITIES - 5.8%
Electric Utilities - 0.8%
Entergy Corp.	1,000	113,140
Reliant Energy, Inc. (a)	8,200	182,614
		295,754
Independent Power Producers & Energy Traders - 4.8%
AES Corp. (a)	18,700	411,213
Constellation Energy Group, Inc.	2,300	204,976
Dynegy, Inc. (a)	18,300	172,203
Mirant Corp. (a)	4,200	188,454
NRG Energy, Inc.	2,300	181,608
TXU Corp.	9,100	596,778
		1,755,232
Multi-Utilities - 0.2%
CMS Energy Corp.	4,900	90,748
TOTAL UTILITIES		2,141,734
TOTAL COMMON STOCKS (Cost $27,382,226)		34,953,552
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 4.9% to 5.06% 5/3/07 to 7/12/07 (c) (Cost $99,436)	$ 100,000	$ 99,469
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 5.29% (b) (Cost $1,676,172)	1,676,172	1,676,172
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $29,157,834)		36,729,193
NET OTHER ASSETS - 0.0%		8,219
NET ASSETS - 100%		$ 36,737,412
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
20 S&P 500 E-Mini Index Contracts	June 2007	$ 1,488,400	$ 39,186

The face value of futures purchased as a percentage of net assets - 4.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $84,549.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,690
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $170,974 of which $92,643 and $78,331 will expire on October 31, 2011 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $27,481,662)	$ 35,053,021
Fidelity Central Funds (cost $1,676,172)	1,676,172
Total Investments (cost $29,157,834)		$ 36,729,193
Receivable for fund shares sold		111,522
Dividends receivable		15,354
Distributions receivable from Fidelity Central Funds		6,729
Prepaid expenses		77
Receivable from investment adviser for expense reductions		3,308
Other receivables		1,199
Total assets		36,867,382

Liabilities
Payable for investments purchased	$ 28,091
Payable for fund shares redeemed	25,316
Accrued management fee	16,718
Distribution fees payable	16,266
Payable for daily variation on futures contracts	13,600
Other affiliated payables	6,737
Other payables and accrued expenses	23,242
Total liabilities		129,970

Net Assets		$ 36,737,412
Net Assets consist of:
Paid in capital		$ 28,064,274
Undistributed net investment income		1,230
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,061,363
Net unrealized appreciation (depreciation) on investments		7,610,545
Net Assets		$ 36,737,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,627,080 ÷ 1,056,507 shares)	$ 14.79

Maximum offering price per share (100/94.25 of $14.79)	$ 15.69
Class T: Net Asset Value and redemption price per share ($8,256,237 ÷ 565,656 shares)	$ 14.60

Maximum offering price per share (100/96.50 of $14.60)	$ 15.13
Class B: Net Asset Value and offering price per share ($3,768,537 ÷ 265,817 shares)A	$ 14.18

Class C: Net Asset Value and offering price per share ($8,157,096 ÷ 575,484 shares)A	$ 14.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($928,462 ÷ 61,881 shares)	$ 15.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 220,216
Interest		2,178
Income from Fidelity Central Funds		35,690
Total income		258,084

Expenses
Management fee	$ 93,338
Transfer agent fees	35,461
Distribution fees	92,614
Accounting fees and expenses	6,592
Custodian fees and expenses	5,653
Independent trustees' compensation	48
Registration fees	26,050
Audit	23,512
Legal	273
Miscellaneous	135
Total expenses before reductions	283,676
Expense reductions	(25,457)	258,219
Net investment income (loss)		(135)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,314,062
Foreign currency transactions	(32)
Futures contracts	22,887
Total net realized gain (loss)		1,336,917
Change in net unrealized appreciation (depreciation) on: Investment securities	2,620,021
Futures contracts	39,186
Total change in net unrealized appreciation (depreciation)		2,659,207
Net gain (loss)		3,996,124
Net increase (decrease) in net assets resulting from operations		$ 3,995,989

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (135)	$ (63,759)
Net realized gain (loss)	1,336,917	(163,736)
Change in net unrealized appreciation (depreciation)	2,659,207	3,076,876
Net increase (decrease) in net assets resulting from operations	3,995,989	2,849,381
Share transactions - net increase (decrease)	1,651,342	11,146,132
Total increase (decrease) in net assets	5,647,331	13,995,513

Net Assets
Beginning of period	31,090,081	17,094,568
End of period (including undistributed net investment income of $1,230 and undistributed net investment income of $1,365, respectively)	$ 36,737,412	$ 31,090,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13	$ 11.54	$ 9.71	$ 9.04	$ 7.70	$ 9.36
Income from Investment Operations
Net investment income (loss) E	.02	.01	- I	(.03)	(.01)	(.04)
Net realized and unrealized gain (loss)	1.64	1.58	1.83	.70	1.35	(1.62)
Total from investment operations	1.66	1.59	1.83	.67	1.34	(1.66)
Net asset value, end of period	$ 14.79	$ 13.13	$ 11.54	$ 9.71	$ 9.04	$ 7.70
Total Return B, C, D	12.64%	13.78%	18.85%	7.41%	17.40%	(17.74)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.39% A	1.58%	1.99%	2.47%	2.94%	3.77%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.30%	1.50%	1.50%	1.69%
Expenses net of all reductions	1.24% A	1.23%	1.24%	1.44%	1.46%	1.66%
Net investment income (loss)	.31% A	.07%	(.04)%	(.26)%	(.07)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,627	$ 11,666	$ 3,593	$ 1,486	$ 1,281	$ 1,563
Portfolio turnover rate G	172% A	211%	235%	234%	143%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 11.42	$ 9.63	$ 8.99	$ 7.68	$ 9.36
Income from Investment Operations
Net investment income (loss) E	- I	(.02)	(.03)	(.05)	(.03)	(.06)
Net realized and unrealized gain (loss)	1.63	1.57	1.82	.69	1.34	(1.62)
Total from investment operations	1.63	1.55	1.79	.64	1.31	(1.68)
Net asset value, end of period	$ 14.60	$ 12.97	$ 11.42	$ 9.63	$ 8.99	$ 7.68
Total Return B, C, D	12.57%	13.57%	18.59%	7.12%	17.06%	(17.95)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67% A	1.87%	2.27%	2.73%	3.24%	4.05%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.56%	1.75%	1.75%	1.94%
Expenses net of all reductions	1.50% A	1.48%	1.50%	1.69%	1.71%	1.91%
Net investment income (loss)	.05% A	(.18)%	(.30)%	(.52)%	(.32)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,256	$ 7,539	$ 5,364	$ 3,505	$ 3,544	$ 2,815
Portfolio turnover rate G	172% A	211%	235%	234%	143%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.18	$ 9.48	$ 8.90	$ 7.64	$ 9.35
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08)	(.09)	(.09)	(.07)	(.10)
Net realized and unrealized gain (loss)	1.58	1.53	1.79	.67	1.33	(1.61)
Total from investment operations	1.55	1.45	1.70	.58	1.26	(1.71)
Net asset value, end of period	$ 14.18	$ 12.63	$ 11.18	$ 9.48	$ 8.90	$ 7.64
Total Return B, C, D	12.27%	12.97%	17.93%	6.52%	16.49%	(18.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.16% A	2.35%	2.76%	3.23%	3.74%	4.57%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.06%	2.25%	2.25%	2.44%
Expenses net of all reductions	2.00% A	1.99%	2.01%	2.19%	2.22%	2.41%
Net investment income (loss)	(.44)% A	(.68)%	(.80)%	(1.01)%	(.82)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,769	$ 3,966	$ 3,443	$ 2,915	$ 2,452	$ 1,683
Portfolio turnover rate G	172% A	211%	235%	234%	143%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.18	$ 9.48	$ 8.90	$ 7.64	$ 9.35
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08)	(.09)	(.09)	(.07)	(.11)
Net realized and unrealized gain (loss)	1.57	1.53	1.79	.67	1.33	(1.60)
Total from investment operations	1.54	1.45	1.70	.58	1.26	(1.71)
Net asset value, end of period	$ 14.17	$ 12.63	$ 11.18	$ 9.48	$ 8.90	$ 7.64
Total Return B, C, D	12.19%	12.97%	17.93%	6.52%	16.49%	(18.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.14% A	2.32%	2.75%	3.22%	3.72%	4.55%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.25%	2.25%	2.45%
Expenses net of all reductions	2.00% A	1.98%	2.00%	2.19%	2.22%	2.42%
Net investment income (loss)	(.44)% A	(.67)%	(.80)%	(1.01)%	(.83)%	(1.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,157	$ 7,120	$ 4,227	$ 3,002	$ 2,506	$ 2,104
Portfolio turnover rate G	172% A	211%	235%	234%	143%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 11.66	$ 9.79	$ 9.09	$ 7.73	$ 9.37
Income from Investment Operations
Net investment income (loss) D	.04	.04	.03	- H	.01	(.02)
Net realized and unrealized gain (loss)	1.66	1.60	1.84	.70	1.35	(1.62)
Total from investment operations	1.70	1.64	1.87	.70	1.36	(1.64)
Net asset value, end of period	$ 15.00	$ 13.30	$ 11.66	$ 9.79	$ 9.09	$ 7.73
Total Return B, C	12.78%	14.07%	19.10%	7.70%	17.59%	(17.50)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.14% A	1.32%	1.70%	2.18%	2.71%	3.54%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.03%	1.25%	1.25%	1.45%
Expenses net of all reductions	1.00% A	.98%	.98%	1.19%	1.22%	1.42%
Net investment income (loss)	.55% A	.32%	.22%	(.01)%	.17%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 928	$ 799	$ 467	$ 150	$ 139	$ 752
Portfolio turnover rate F	172% A	211%	235%	234%	143%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,597,825
Unrealized depreciation	(83,447)
Net unrealized appreciation (depreciation)	$ 7,514,378
Cost for federal income tax purposes	$ 29,214,815

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,583,694 and $27,377,959, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 16,553	$ 1,517
Class T	.25%	.25%	19,808	1,118
Class B	.75%	.25%	19,164	15,211
Class C	.75%	.25%	37,089	19,524
			$ 92,614	$ 37,370

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,130
Class T	2,355
Class B*	1,826
Class C*	22
$ 8,333

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,403.20
Class T	9,400.24
Class B	4,287.22
Class C	7,536.20
Institutional Class	835.20
	$ 35,461

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $403 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 9,350
Class T	1.50%	6,856
Class B	2.00%	3,069
Class C	2.00%	5,152
Institutional Class	1.00%	562
		$ 24,989

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

9. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	252,818	723,047	$ 3,503,289	$ 8,988,777
Shares redeemed	(84,888)	(145,910)	(1,171,122)	(1,822,378)
Net increase (decrease)	167,930	577,137	$ 2,332,167	$ 7,166,399
Class T
Shares sold	68,226	292,189	$ 921,749	$ 3,616,491
Shares redeemed	(83,728)	(180,887)	(1,145,896)	(2,201,568)
Net increase (decrease)	(15,502)	111,302	$ (224,147)	$ 1,414,923
Class B
Shares sold	14,827	76,521	$ 197,703	$ 918,480
Shares redeemed	(63,009)	(70,478)	(837,230)	(853,096)
Net increase (decrease)	(48,182)	6,043	$ (639,527)	$ 65,384
Class C
Shares sold	98,565	297,979	$ 1,305,206	$ 3,602,652
Shares redeemed	(86,841)	(112,357)	(1,149,305)	(1,355,477)
Net increase (decrease)	11,724	185,622	$ 155,901	$ 2,247,175
Institutional Class
Shares sold	12,336	33,126	$ 173,873	$ 413,971
Shares redeemed	(10,529)	(13,150)	(146,925)	(161,720)
Net increase (decrease)	1,807	19,976	$ 26,948	$ 252,251

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ATMS-USAN-0607
1.784907.104

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Tax Managed Stock

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,126.40	$ 6.59
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.26
Class T
Actual	$ 1,000.00	$ 1,125.70	$ 7.91
HypotheticalA	$ 1,000.00	$ 1,017.36	$ 7.50
Class B
Actual	$ 1,000.00	$ 1,122.70	$ 10.53
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Class C
Actual	$ 1,000.00	$ 1,121.90	$ 10.52
HypotheticalA	$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class
Actual	$ 1,000.00	$ 1,127.80	$ 5.28
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	1.00%

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	4.0	3.2
Hewlett-Packard Co.	3.8	2.8
JPMorgan Chase & Co.	3.0	3.5
Morgan Stanley	2.9	3.1
International Business Machines Corp.	2.9	2.0
JCPenney Co., Inc.	2.3	2.0
McDonald's Corp.	1.9	2.0
Molson Coors Brewing Co. Class B	1.9	0.2
Altria Group, Inc.	1.9	2.6
ConocoPhillips	1.8	1.8
	26.4
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.3	13.6
Industrials	13.7	9.6
Consumer Discretionary	12.9	11.3
Financials	12.1	20.1
Energy	11.3	9.2
Asset Allocation (% of fund's net assets)
As of April 30, 2007*		As of October 31, 2006**
	Stocks and Equity Futures 99.2%		Stocks and Investment Companies 99.1%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	7.5%	** Foreign investments	8.0%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc.	4,400	$ 122,980
TRW Automotive Holdings Corp. (a)	2,200	81,532
		204,512
Diversified Consumer Services - 0.3%
Sotheby's Class A (ltd. vtg.)	2,200	113,564
Hotels, Restaurants & Leisure - 2.2%
McDonald's Corp.	14,700	709,716
MGM Mirage, Inc. (a)	1,500	100,875
		810,591
Household Durables - 0.3%
Jarden Corp. (a)	2,300	96,922
Internet & Catalog Retail - 0.3%
Priceline.com, Inc. (a)	2,400	133,536
Media - 1.5%
Time Warner, Inc.	26,200	540,506
Multiline Retail - 3.4%
Family Dollar Stores, Inc.	3,400	108,256
JCPenney Co., Inc.	10,700	846,263
Nordstrom, Inc.	3,200	175,744
Saks, Inc.	5,400	113,076
		1,243,339
Specialty Retail - 2.1%
Asbury Automotive Group, Inc.	6,900	198,513
AutoZone, Inc. (a)	700	93,128
Gamestop Corp. Class A (a)	3,100	102,827
Genesco, Inc.	2,500	126,700
OfficeMax, Inc.	1,600	78,752
Sherwin-Williams Co.	2,500	159,425
		759,345
Textiles, Apparel & Luxury Goods - 2.3%
Liz Claiborne, Inc.	2,000	89,440
NIKE, Inc. Class B	3,400	183,124
Phillips-Van Heusen Corp.	2,100	117,390
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,500	141,300
Steven Madden Ltd.	2,000	59,500
Stride Rite Corp.	5,700	80,370
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	3,100	$ 87,668
Wolverine World Wide, Inc.	2,600	74,308
		833,100
TOTAL CONSUMER DISCRETIONARY		4,735,415
CONSUMER STAPLES - 10.9%
Beverages - 3.2%
Coca-Cola Enterprises, Inc.	14,100	309,354
Constellation Brands, Inc. Class A (sub. vtg.)	8,200	183,762
Molson Coors Brewing Co. Class B	7,300	688,244
		1,181,360
Food & Staples Retailing - 2.5%
Kroger Co.	20,900	616,759
Safeway, Inc.	8,500	308,550
		925,309
Food Products - 1.5%
Bunge Ltd.	2,100	159,096
Ralcorp Holdings, Inc. (a)	2,800	184,268
Tyson Foods, Inc. Class A	9,200	192,832
		536,196
Household Products - 0.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	16,000	229,120
Personal Products - 1.2%
Alberto-Culver Co.	4,500	109,305
NBTY, Inc. (a)	3,600	177,876
Prestige Brands Holdings, Inc. (a)	12,200	158,722
		445,903
Tobacco - 1.9%
Altria Group, Inc.	9,900	682,308
TOTAL CONSUMER STAPLES		4,000,196
ENERGY - 11.3%
Energy Equipment & Services - 2.0%
Global Industries Ltd. (a)	6,000	124,560
National Oilwell Varco, Inc. (a)	2,400	203,640
Parker Drilling Co. (a)	11,600	125,976
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Superior Energy Services, Inc. (a)	2,800	$ 101,724
Tidewater, Inc.	2,900	183,309
		739,209
Oil, Gas & Consumable Fuels - 9.3%
ConocoPhillips	9,384	650,780
Giant Industries, Inc. (a)	1,900	142,443
Hess Corp.	10,500	595,875
Marathon Oil Corp.	3,200	324,960
OMI Corp.	7,300	212,211
Sunoco, Inc.	2,400	181,272
Tesoro Corp.	4,300	521,160
Valero Energy Corp.	7,440	522,511
Western Refining, Inc.	6,700	265,454
		3,416,666
TOTAL ENERGY		4,155,875
FINANCIALS - 12.1%
Capital Markets - 4.3%
AllianceBernstein Holding LP	1,100	100,056
Janus Capital Group, Inc.	4,400	110,088
Merrill Lynch & Co., Inc.	3,400	306,782
Morgan Stanley	12,600	1,058,526
		1,575,452
Commercial Banks - 0.6%
Barclays PLC Sponsored ADR	4,200	243,768
Diversified Financial Services - 3.4%
ING Groep NV sponsored ADR	3,000	136,830
JPMorgan Chase & Co.	21,200	1,104,520
		1,241,350
Insurance - 3.8%
Allianz AG sponsored ADR	8,200	182,204
Allied World Assurance Co. Holdings Ltd.	3,700	163,984
Aspen Insurance Holdings Ltd.	3,800	100,738
Axis Capital Holdings Ltd.	4,900	181,790
Endurance Specialty Holdings Ltd.	2,200	82,324
Everest Re Group Ltd.	1,100	110,704
First Mercury Financial Corp.	4,900	101,430
PartnerRe Ltd.	1,500	108,030
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	4,800	$ 259,680
Zenith National Insurance Corp.	2,200	101,750
		1,392,634
TOTAL FINANCIALS		4,453,204
HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	8,900	504,007
Immucor, Inc. (a)	3,300	107,679
Sirona Dental Systems, Inc.	3,200	105,632
West Pharmaceutical Services, Inc.	2,200	109,494
		826,812
Health Care Providers & Services - 2.3%
Humana, Inc. (a)	6,300	398,412
McKesson Corp.	3,200	188,256
Medco Health Solutions, Inc. (a)	3,400	265,268
		851,936
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	1,800	93,708
Pharmaceuticals - 4.5%
Merck & Co., Inc.	28,700	1,476,328
Schering-Plough Corp.	5,900	187,207
		1,663,535
TOTAL HEALTH CARE		3,435,991
INDUSTRIALS - 13.7%
Aerospace & Defense - 3.8%
Alliant Techsystems, Inc. (a)	1,000	93,130
Lockheed Martin Corp.	5,100	490,314
Northrop Grumman Corp.	2,300	169,372
Precision Castparts Corp.	1,100	114,521
Raytheon Co.	9,600	513,984
		1,381,321
Airlines - 0.5%
Continental Airlines, Inc. Class B (a)	2,800	102,368
Copa Holdings SA Class A	1,500	91,320
		193,688
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.9%
Kforce, Inc. (a)	7,800	$ 107,094
The Geo Group, Inc. (a)	4,200	215,040
		322,134
Construction & Engineering - 1.2%
Fluor Corp.	1,100	105,182
Foster Wheeler Ltd. (a)	1,800	123,894
Granite Construction, Inc.	1,800	108,432
Washington Group International, Inc. (a)	1,700	113,764
		451,272
Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,400	82,768
Belden CDT, Inc.	2,100	117,348
		200,116
Industrial Conglomerates - 1.7%
McDermott International, Inc. (a)	2,600	139,516
Tyco International Ltd.	15,000	489,450
		628,966
Machinery - 3.8%
AGCO Corp. (a)	3,000	125,190
Columbus McKinnon Corp. (NY Shares) (a)	4,700	116,372
Cummins, Inc.	4,800	442,368
Deere & Co.	3,700	404,780
FreightCar America, Inc.	400	19,904
Pall Corp.	500	20,975
SPX Corp.	1,300	92,144
Terex Corp. (a)	2,100	163,485
		1,385,218
Road & Rail - 1.3%
Laidlaw International, Inc.	2,900	99,325
P.A.M. Transportation Services, Inc. (a)	8,400	160,188
Quality Distribution, Inc. (a)	1,843	16,679
Swift Transportation Co., Inc. (a)	2,700	84,456
YRC Worldwide, Inc. (a)	2,500	99,475
		460,123
TOTAL INDUSTRIALS		5,022,838
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 0.3%
Andrew Corp. (a)	9,900	$ 108,108
Computers & Peripherals - 8.3%
Brocade Communications Systems, Inc. (a)	30,000	293,100
Hewlett-Packard Co.	33,600	1,415,904
International Business Machines Corp.	10,300	1,052,763
Western Digital Corp. (a)	16,100	284,648
		3,046,415
Electronic Equipment & Instruments - 1.7%
Avnet, Inc. (a)	1,700	69,530
Flextronics International Ltd. (a)	8,200	91,430
Ingram Micro, Inc. Class A (a)	5,400	105,948
Insight Enterprises, Inc. (a)	5,400	107,028
Mettler-Toledo International, Inc. (a)	1,000	97,620
Orbotech Ltd. (a)	7,100	162,803
		634,359
Internet Software & Services - 0.3%
Open Text Corp. (a)	4,000	91,576
IT Services - 0.4%
Convergys Corp. (a)	3,500	88,410
Ness Technologies, Inc. (a)	5,600	74,704
		163,114
Office Electronics - 1.1%
Xerox Corp. (a)	22,000	407,000
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	8,000	196,000
ASML Holding NV (NY Shares) (a)	6,800	185,300
Axcelis Technologies, Inc. (a)	13,700	104,805
Brooks Automation, Inc. (a)	6,400	111,808
Eagle Test Systems, Inc.	6,100	105,347
MKS Instruments, Inc. (a)	4,100	110,495
		813,755
TOTAL INFORMATION TECHNOLOGY		5,264,327
MATERIALS - 4.7%
Chemicals - 0.3%
Ashland, Inc.	2,000	119,900
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.6%
Myers Industries, Inc.	3,600	$ 80,820
Rock-Tenn Co. Class A	3,500	133,910
		214,730
Metals & Mining - 3.8%
Allegheny Technologies, Inc.	3,500	383,530
Chaparral Steel Co.	1,800	126,900
Commercial Metals Co.	5,800	194,474
Freeport-McMoRan Copper & Gold, Inc. Class B	2,636	177,034
IPSCO, Inc.	1,600	236,560
Reliance Steel & Aluminum Co.	1,500	89,100
RTI International Metals, Inc. (a)	1,200	113,124
Steel Dynamics, Inc.	2,000	88,620
		1,409,342
TOTAL MATERIALS		1,743,972
UTILITIES - 5.8%
Electric Utilities - 0.8%
Entergy Corp.	1,000	113,140
Reliant Energy, Inc. (a)	8,200	182,614
		295,754
Independent Power Producers & Energy Traders - 4.8%
AES Corp. (a)	18,700	411,213
Constellation Energy Group, Inc.	2,300	204,976
Dynegy, Inc. (a)	18,300	172,203
Mirant Corp. (a)	4,200	188,454
NRG Energy, Inc.	2,300	181,608
TXU Corp.	9,100	596,778
		1,755,232
Multi-Utilities - 0.2%
CMS Energy Corp.	4,900	90,748
TOTAL UTILITIES		2,141,734
TOTAL COMMON STOCKS (Cost $27,382,226)		34,953,552
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 4.9% to 5.06% 5/3/07 to 7/12/07 (c) (Cost $99,436)	$ 100,000	$ 99,469
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 5.29% (b) (Cost $1,676,172)	1,676,172	1,676,172
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $29,157,834)		36,729,193
NET OTHER ASSETS - 0.0%		8,219
NET ASSETS - 100%		$ 36,737,412
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
20 S&P 500 E-Mini Index Contracts	June 2007	$ 1,488,400	$ 39,186

The face value of futures purchased as a percentage of net assets - 4.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $84,549.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,690
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $170,974 of which $92,643 and $78,331 will expire on October 31, 2011 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $27,481,662)	$ 35,053,021
Fidelity Central Funds (cost $1,676,172)	1,676,172
Total Investments (cost $29,157,834)		$ 36,729,193
Receivable for fund shares sold		111,522
Dividends receivable		15,354
Distributions receivable from Fidelity Central Funds		6,729
Prepaid expenses		77
Receivable from investment adviser for expense reductions		3,308
Other receivables		1,199
Total assets		36,867,382

Liabilities
Payable for investments purchased	$ 28,091
Payable for fund shares redeemed	25,316
Accrued management fee	16,718
Distribution fees payable	16,266
Payable for daily variation on futures contracts	13,600
Other affiliated payables	6,737
Other payables and accrued expenses	23,242
Total liabilities		129,970

Net Assets		$ 36,737,412
Net Assets consist of:
Paid in capital		$ 28,064,274
Undistributed net investment income		1,230
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,061,363
Net unrealized appreciation (depreciation) on investments		7,610,545
Net Assets		$ 36,737,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,627,080 ÷ 1,056,507 shares)	$ 14.79

Maximum offering price per share (100/94.25 of $14.79)	$ 15.69
Class T: Net Asset Value and redemption price per share ($8,256,237 ÷ 565,656 shares)	$ 14.60

Maximum offering price per share (100/96.50 of $14.60)	$ 15.13
Class B: Net Asset Value and offering price per share ($3,768,537 ÷ 265,817 shares)A	$ 14.18

Class C: Net Asset Value and offering price per share ($8,157,096 ÷ 575,484 shares)A	$ 14.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($928,462 ÷ 61,881 shares)	$ 15.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 220,216
Interest		2,178
Income from Fidelity Central Funds		35,690
Total income		258,084

Expenses
Management fee	$ 93,338
Transfer agent fees	35,461
Distribution fees	92,614
Accounting fees and expenses	6,592
Custodian fees and expenses	5,653
Independent trustees' compensation	48
Registration fees	26,050
Audit	23,512
Legal	273
Miscellaneous	135
Total expenses before reductions	283,676
Expense reductions	(25,457)	258,219
Net investment income (loss)		(135)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,314,062
Foreign currency transactions	(32)
Futures contracts	22,887
Total net realized gain (loss)		1,336,917
Change in net unrealized appreciation (depreciation) on: Investment securities	2,620,021
Futures contracts	39,186
Total change in net unrealized appreciation (depreciation)		2,659,207
Net gain (loss)		3,996,124
Net increase (decrease) in net assets resulting from operations		$ 3,995,989

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (135)	$ (63,759)
Net realized gain (loss)	1,336,917	(163,736)
Change in net unrealized appreciation (depreciation)	2,659,207	3,076,876
Net increase (decrease) in net assets resulting from operations	3,995,989	2,849,381
Share transactions - net increase (decrease)	1,651,342	11,146,132
Total increase (decrease) in net assets	5,647,331	13,995,513

Net Assets
Beginning of period	31,090,081	17,094,568
End of period (including undistributed net investment income of $1,230 and undistributed net investment income of $1,365, respectively)	$ 36,737,412	$ 31,090,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13	$ 11.54	$ 9.71	$ 9.04	$ 7.70	$ 9.36
Income from Investment Operations
Net investment income (loss) E	.02	.01	- I	(.03)	(.01)	(.04)
Net realized and unrealized gain (loss)	1.64	1.58	1.83	.70	1.35	(1.62)
Total from investment operations	1.66	1.59	1.83	.67	1.34	(1.66)
Net asset value, end of period	$ 14.79	$ 13.13	$ 11.54	$ 9.71	$ 9.04	$ 7.70
Total Return B, C, D	12.64%	13.78%	18.85%	7.41%	17.40%	(17.74)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.39% A	1.58%	1.99%	2.47%	2.94%	3.77%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.30%	1.50%	1.50%	1.69%
Expenses net of all reductions	1.24% A	1.23%	1.24%	1.44%	1.46%	1.66%
Net investment income (loss)	.31% A	.07%	(.04)%	(.26)%	(.07)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,627	$ 11,666	$ 3,593	$ 1,486	$ 1,281	$ 1,563
Portfolio turnover rate G	172% A	211%	235%	234%	143%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 11.42	$ 9.63	$ 8.99	$ 7.68	$ 9.36
Income from Investment Operations
Net investment income (loss) E	- I	(.02)	(.03)	(.05)	(.03)	(.06)
Net realized and unrealized gain (loss)	1.63	1.57	1.82	.69	1.34	(1.62)
Total from investment operations	1.63	1.55	1.79	.64	1.31	(1.68)
Net asset value, end of period	$ 14.60	$ 12.97	$ 11.42	$ 9.63	$ 8.99	$ 7.68
Total Return B, C, D	12.57%	13.57%	18.59%	7.12%	17.06%	(17.95)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.67% A	1.87%	2.27%	2.73%	3.24%	4.05%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.56%	1.75%	1.75%	1.94%
Expenses net of all reductions	1.50% A	1.48%	1.50%	1.69%	1.71%	1.91%
Net investment income (loss)	.05% A	(.18)%	(.30)%	(.52)%	(.32)%	(.71)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,256	$ 7,539	$ 5,364	$ 3,505	$ 3,544	$ 2,815
Portfolio turnover rate G	172% A	211%	235%	234%	143%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.18	$ 9.48	$ 8.90	$ 7.64	$ 9.35
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08)	(.09)	(.09)	(.07)	(.10)
Net realized and unrealized gain (loss)	1.58	1.53	1.79	.67	1.33	(1.61)
Total from investment operations	1.55	1.45	1.70	.58	1.26	(1.71)
Net asset value, end of period	$ 14.18	$ 12.63	$ 11.18	$ 9.48	$ 8.90	$ 7.64
Total Return B, C, D	12.27%	12.97%	17.93%	6.52%	16.49%	(18.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.16% A	2.35%	2.76%	3.23%	3.74%	4.57%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.06%	2.25%	2.25%	2.44%
Expenses net of all reductions	2.00% A	1.99%	2.01%	2.19%	2.22%	2.41%
Net investment income (loss)	(.44)% A	(.68)%	(.80)%	(1.01)%	(.82)%	(1.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,769	$ 3,966	$ 3,443	$ 2,915	$ 2,452	$ 1,683
Portfolio turnover rate G	172% A	211%	235%	234%	143%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.18	$ 9.48	$ 8.90	$ 7.64	$ 9.35
Income from Investment Operations
Net investment income (loss) E	(.03)	(.08)	(.09)	(.09)	(.07)	(.11)
Net realized and unrealized gain (loss)	1.57	1.53	1.79	.67	1.33	(1.60)
Total from investment operations	1.54	1.45	1.70	.58	1.26	(1.71)
Net asset value, end of period	$ 14.17	$ 12.63	$ 11.18	$ 9.48	$ 8.90	$ 7.64
Total Return B, C, D	12.19%	12.97%	17.93%	6.52%	16.49%	(18.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.14% A	2.32%	2.75%	3.22%	3.72%	4.55%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.05%	2.25%	2.25%	2.45%
Expenses net of all reductions	2.00% A	1.98%	2.00%	2.19%	2.22%	2.42%
Net investment income (loss)	(.44)% A	(.67)%	(.80)%	(1.01)%	(.83)%	(1.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,157	$ 7,120	$ 4,227	$ 3,002	$ 2,506	$ 2,104
Portfolio turnover rate G	172% A	211%	235%	234%	143%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 11.66	$ 9.79	$ 9.09	$ 7.73	$ 9.37
Income from Investment Operations
Net investment income (loss) D	.04	.04	.03	- H	.01	(.02)
Net realized and unrealized gain (loss)	1.66	1.60	1.84	.70	1.35	(1.62)
Total from investment operations	1.70	1.64	1.87	.70	1.36	(1.64)
Net asset value, end of period	$ 15.00	$ 13.30	$ 11.66	$ 9.79	$ 9.09	$ 7.73
Total Return B, C	12.78%	14.07%	19.10%	7.70%	17.59%	(17.50)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.14% A	1.32%	1.70%	2.18%	2.71%	3.54%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.03%	1.25%	1.25%	1.45%
Expenses net of all reductions	1.00% A	.98%	.98%	1.19%	1.22%	1.42%
Net investment income (loss)	.55% A	.32%	.22%	(.01)%	.17%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 928	$ 799	$ 467	$ 150	$ 139	$ 752
Portfolio turnover rate F	172% A	211%	235%	234%	143%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Advisor Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,597,825
Unrealized depreciation	(83,447)
Net unrealized appreciation (depreciation)	$ 7,514,378
Cost for federal income tax purposes	$ 29,214,815

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,583,694 and $27,377,959, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 16,553	$ 1,517
Class T	.25%	.25%	19,808	1,118
Class B	.75%	.25%	19,164	15,211
Class C	.75%	.25%	37,089	19,524
			$ 92,614	$ 37,370

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,130
Class T	2,355
Class B*	1,826
Class C*	22
$ 8,333

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 13,403.20
Class T	9,400.24
Class B	4,287.22
Class C	7,536.20
Institutional Class	835.20
	$ 35,461

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $403 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $40 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 9,350
Class T	1.50%	6,856
Class B	2.00%	3,069
Class C	2.00%	5,152
Institutional Class	1.00%	562
		$ 24,989

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

9. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	252,818	723,047	$ 3,503,289	$ 8,988,777
Shares redeemed	(84,888)	(145,910)	(1,171,122)	(1,822,378)
Net increase (decrease)	167,930	577,137	$ 2,332,167	$ 7,166,399
Class T
Shares sold	68,226	292,189	$ 921,749	$ 3,616,491
Shares redeemed	(83,728)	(180,887)	(1,145,896)	(2,201,568)
Net increase (decrease)	(15,502)	111,302	$ (224,147)	$ 1,414,923
Class B
Shares sold	14,827	76,521	$ 197,703	$ 918,480
Shares redeemed	(63,009)	(70,478)	(837,230)	(853,096)
Net increase (decrease)	(48,182)	6,043	$ (639,527)	$ 65,384
Class C
Shares sold	98,565	297,979	$ 1,305,206	$ 3,602,652
Shares redeemed	(86,841)	(112,357)	(1,149,305)	(1,355,477)
Net increase (decrease)	11,724	185,622	$ 155,901	$ 2,247,175
Institutional Class
Shares sold	12,336	33,126	$ 173,873	$ 413,971
Shares redeemed	(10,529)	(13,150)	(146,925)	(161,720)
Net increase (decrease)	1,807	19,976	$ 26,948	$ 252,251

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ATMSI-USAN-0607
1.784908.104

Fidelity®

Tax Managed Stock

Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Actual	$ 1,000.00	$ 1,131.90	$ 4.55
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.53	$ 4.31

* Expenses are equal to the Fund's annualized expense ratio of .86%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	4.0	3.2
Hewlett-Packard Co.	3.8	3.0
JPMorgan Chase & Co.	3.3	3.7
Morgan Stanley	3.1	3.3
International Business Machines Corp.	2.9	2.1
Altria Group, Inc.	2.6	3.5
JCPenney Co., Inc.	2.3	2.2
TXU Corp.	2.1	2.3
Hess Corp.	2.1	1.8
McDonald's Corp.	1.9	2.1
	28.1
Top Five Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.3	13.1
Industrials	13.9	10.2
Consumer Discretionary	13.0	12.7
Financials	12.7	18.7
Energy	12.4	10.0
Asset Allocation (% of fund's net assets)
As of April 30, 2007 *		As of October 31, 2006 **
	Stocks and Equity Futures 98.8%		Stocks and Equity Futures 99.4%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	8.5%	** Foreign investments	7.6%

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.	9,700	$ 271,115
TRW Automotive Holdings Corp. (a)	6,900	255,714
		526,829
Diversified Consumer Services - 0.3%
Sotheby's Class A (ltd. vtg.)	4,800	247,776
Hotels, Restaurants & Leisure - 2.2%
McDonald's Corp.	32,300	1,559,444
MGM Mirage, Inc. (a)	3,200	215,200
		1,774,644
Household Durables - 0.3%
Jarden Corp. (a)	4,900	206,486
Internet & Catalog Retail - 0.4%
Priceline.com, Inc. (a)	5,200	289,328
Media - 1.5%
Time Warner, Inc.	57,100	1,177,973
Multiline Retail - 3.4%
Family Dollar Stores, Inc.	7,500	238,800
JCPenney Co., Inc.	23,600	1,866,524
Nordstrom, Inc.	6,900	378,948
Saks, Inc.	11,900	249,186
		2,733,458
Specialty Retail - 1.7%
Asbury Automotive Group, Inc.	10,600	304,962
AutoZone, Inc. (a)	1,500	199,560
Gamestop Corp. Class A (a)	6,600	218,922
Genesco, Inc.	5,400	273,672
OfficeMax, Inc.	3,500	172,270
Sherwin-Williams Co.	2,800	178,556
		1,347,942
Textiles, Apparel & Luxury Goods - 2.5%
Liz Claiborne, Inc.	5,500	245,960
NIKE, Inc. Class B	7,400	398,564
Phillips-Van Heusen Corp.	5,700	318,630
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,200	226,080
Steven Madden Ltd.	5,600	166,600
Stride Rite Corp.	15,600	219,960
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Warnaco Group, Inc. (a)	8,800	$ 248,864
Wolverine World Wide, Inc.	7,100	202,918
		2,027,576
TOTAL CONSUMER DISCRETIONARY		10,332,012
CONSUMER STAPLES - 10.5%
Beverages - 3.1%
Coca-Cola Enterprises, Inc.	25,500	559,470
Constellation Brands, Inc. Class A (sub. vtg.)	17,600	394,416
Molson Coors Brewing Co. Class B	15,900	1,499,052
		2,452,938
Food & Staples Retailing - 1.9%
Kroger Co.	36,100	1,065,311
Safeway, Inc.	11,500	417,450
		1,482,761
Food Products - 1.5%
Bunge Ltd.	4,600	348,496
Ralcorp Holdings, Inc. (a)	6,049	398,085
Tyson Foods, Inc. Class A	20,100	421,296
		1,167,877
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	7,500	107,400
Personal Products - 1.3%
Alberto-Culver Co.	9,500	230,755
NBTY, Inc. (a)	7,200	355,752
Prestige Brands Holdings, Inc. (a)	32,700	425,427
		1,011,934
Tobacco - 2.6%
Altria Group, Inc.	29,900	2,060,708
TOTAL CONSUMER STAPLES		8,283,618
ENERGY - 12.4%
Energy Equipment & Services - 1.8%
Global Industries Ltd. (a)	12,800	265,728
National Oilwell Varco, Inc. (a)	5,300	449,705
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Parker Drilling Co. (a)	24,900	$ 270,414
Tidewater, Inc.	6,300	398,223
		1,384,070
Oil, Gas & Consumable Fuels - 10.6%
ConocoPhillips	22,122	1,534,161
Giant Industries, Inc. (a)	5,500	412,335
Hess Corp.	28,500	1,617,375
Marathon Oil Corp.	9,500	964,725
OMI Corp.	24,800	720,936
Sunoco, Inc.	5,300	400,309
Tesoro Corp.	9,300	1,127,160
Valero Energy Corp.	14,800	1,039,404
Western Refining, Inc.	14,900	590,338
		8,406,743
TOTAL ENERGY		9,790,813
FINANCIALS - 12.7%
Capital Markets - 4.6%
AllianceBernstein Holding LP	2,500	227,400
Janus Capital Group, Inc.	9,500	237,690
Merrill Lynch & Co., Inc.	7,400	667,702
Morgan Stanley	29,500	2,478,295
		3,611,087
Commercial Banks - 0.7%
Barclays PLC Sponsored ADR	9,800	568,792
Diversified Financial Services - 3.7%
ING Groep NV sponsored ADR	7,700	351,197
JPMorgan Chase & Co.	50,100	2,610,210
		2,961,407
Insurance - 3.7%
Allianz AG sponsored ADR	17,900	397,738
Allied World Assurance Co. Holdings Ltd.	6,600	292,512
Aspen Insurance Holdings Ltd.	8,400	222,684
Axis Capital Holdings Ltd.	10,800	400,680
Endurance Specialty Holdings Ltd.	4,800	179,616
Everest Re Group Ltd.	2,300	231,472
First Mercury Financial Corp.	10,500	217,350
PartnerRe Ltd.	3,100	223,262
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Travelers Companies, Inc.	10,200	$ 551,820
Zenith National Insurance Corp.	4,600	212,750
		2,929,884
TOTAL FINANCIALS		10,071,170
HEALTH CARE - 9.1%
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	19,500	1,104,285
Immucor, Inc. (a)	7,100	231,673
Sirona Dental Systems, Inc.	7,000	231,070
West Pharmaceutical Services, Inc.	4,800	238,896
		1,805,924
Health Care Providers & Services - 2.3%
Humana, Inc. (a)	13,200	834,768
McKesson Corp.	6,800	400,044
Medco Health Solutions, Inc. (a)	7,300	569,546
		1,804,358
Pharmaceuticals - 4.5%
Merck & Co., Inc.	62,500	3,214,998
Schering-Plough Corp.	12,800	406,144
		3,621,142
TOTAL HEALTH CARE		7,231,424
INDUSTRIALS - 13.9%
Aerospace & Defense - 3.6%
Alliant Techsystems, Inc. (a)	2,100	195,573
Lockheed Martin Corp.	7,700	740,278
Northrop Grumman Corp.	5,200	382,928
Precision Castparts Corp.	2,400	249,864
Raytheon Co.	24,000	1,284,960
		2,853,603
Airlines - 0.7%
Continental Airlines, Inc. Class B (a)	8,800	321,728
Copa Holdings SA Class A	3,200	194,816
		516,544
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.9%
Kforce, Inc. (a)	16,800	$ 230,664
The Geo Group, Inc. (a)	9,450	483,840
		714,504
Construction & Engineering - 1.2%
Fluor Corp.	2,400	229,488
Foster Wheeler Ltd. (a)	3,900	268,437
Granite Construction, Inc.	3,900	234,936
Washington Group International, Inc. (a)	3,700	247,604
		980,465
Electrical Equipment - 0.3%
Belden CDT, Inc.	4,500	251,460
Industrial Conglomerates - 1.8%
McDermott International, Inc. (a)	7,100	380,986
Tyco International Ltd.	33,100	1,080,053
		1,461,039
Machinery - 4.1%
AGCO Corp. (a)	8,800	367,224
Columbus McKinnon Corp. (NY Shares) (a)	10,000	247,600
Cummins, Inc.	10,400	958,464
Deere & Co.	10,000	1,094,000
Pall Corp.	500	20,975
SPX Corp.	2,900	205,552
Terex Corp. (a)	4,600	358,110
		3,251,925
Road & Rail - 1.3%
Laidlaw International, Inc.	6,200	212,350
P.A.M. Transportation Services, Inc. (a)	17,800	339,446
Quality Distribution, Inc. (a)	1,971	17,838
Swift Transportation Co., Inc. (a)	7,400	231,472
YRC Worldwide, Inc. (a)	5,300	210,887
		1,011,993
TOTAL INDUSTRIALS		11,041,533
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 0.3%
Andrew Corp. (a)	21,500	234,780
Computers & Peripherals - 8.3%
Brocade Communications Systems, Inc. (a)	70,900	692,693
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	71,400	$ 3,008,796
International Business Machines Corp.	22,200	2,269,062
Western Digital Corp. (a)	32,900	581,672
		6,552,223
Electronic Equipment & Instruments - 1.9%
Avnet, Inc. (a)	7,700	314,930
Flextronics International Ltd. (a)	18,100	201,815
Ingram Micro, Inc. Class A (a)	11,500	225,630
Insight Enterprises, Inc. (a)	11,600	229,912
Mettler-Toledo International, Inc. (a)	2,200	214,764
Orbotech Ltd. (a)	15,600	357,708
		1,544,759
Internet Software & Services - 0.3%
Open Text Corp. (a)	10,000	228,940
IT Services - 0.5%
Convergys Corp. (a)	7,500	189,450
Ness Technologies, Inc. (a)	15,600	208,104
		397,554
Office Electronics - 1.3%
Xerox Corp. (a)	55,300	1,023,050
Semiconductors & Semiconductor Equipment - 1.7%
ASML Holding NV (NY Shares) (a)	14,600	397,850
Axcelis Technologies, Inc. (a)	29,600	226,440
Brooks Automation, Inc. (a)	13,900	242,833
Eagle Test Systems, Inc.	13,100	226,237
MKS Instruments, Inc. (a)	8,900	239,855
		1,333,215
TOTAL INFORMATION TECHNOLOGY		11,314,521
MATERIALS - 5.1%
Chemicals - 0.3%
Ashland, Inc.	4,500	269,775
Containers & Packaging - 0.7%
Myers Industries, Inc.	9,900	222,255
Rock-Tenn Co. Class A	7,500	286,950
		509,205
Metals & Mining - 4.1%
Allegheny Technologies, Inc.	9,600	1,051,968
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Commercial Metals Co.	12,400	$ 415,772
Freeport-McMoRan Copper & Gold, Inc. Class B	5,773	387,715
IPSCO, Inc.	5,100	754,035
Reliance Steel & Aluminum Co.	3,300	196,020
RTI International Metals, Inc. (a)	2,500	235,675
Steel Dynamics, Inc.	4,400	194,964
		3,236,149
TOTAL MATERIALS		4,015,129
UTILITIES - 6.4%
Electric Utilities - 0.8%
Entergy Corp.	2,200	248,908
Reliant Energy, Inc. (a)	17,900	398,633
		647,541
Independent Power Producers & Energy Traders - 5.3%
AES Corp. (a)	52,800	1,161,072
Constellation Energy Group, Inc.	2,500	222,800
Dynegy, Inc. (a)	39,900	375,459
Mirant Corp. (a)	9,300	417,291
NRG Energy, Inc.	5,100	402,696
TXU Corp.	25,300	1,659,174
		4,238,492
Multi-Utilities - 0.3%
CMS Energy Corp.	10,800	200,016
TOTAL UTILITIES		5,086,049
TOTAL COMMON STOCKS (Cost $59,130,106)		77,166,269
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.91% to 4.96% 6/7/07 to 7/12/07 (c) (Cost $104,340)	$ 105,000	104,376
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b) (Cost $1,861,832)	1,861,832	$ 1,861,832
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $61,096,278)		79,132,477
NET OTHER ASSETS - 0.1%		98,623
NET ASSETS - 100%		$ 79,231,100
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3 S&P 500 Index Contracts	June 2007	$ 1,116,300	$ 12,910

The face value of futures purchased as a percentage of net assets - 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $104,376.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,633
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $16,842,978 of which $3,806,751, $12,580,339 and $455,888 will expire on October 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $59,234,446)	$ 77,270,645
Fidelity Central Funds (cost $1,861,832)	1,861,832
Total Investments (cost $61,096,278)		$ 79,132,477
Receivable for fund shares sold		160,320
Dividends receivable		35,302
Distributions receivable from Fidelity Central Funds		8,220
Prepaid expenses		211
Total assets		79,336,530

Liabilities
Payable for investments purchased	$ 26,523
Accrued management fee	36,185
Transfer agent fee payable	8,257
Payable for daily variation on futures contracts	10,200
Other affiliated payables	2,508
Other payables and accrued expenses	21,757
Total liabilities		105,430

Net Assets		$ 79,231,100
Net Assets consist of:
Paid in capital		$ 74,811,028
Undistributed net investment income		89,904
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,718,940)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,049,108
Net Assets, for 5,106,239 shares outstanding		$ 79,231,100
Net Asset Value, offering price and redemption price per share ($79,231,100 ÷ 5,106,239 shares)		$ 15.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 497,759
Interest		2,814
Income from Fidelity Central Funds		39,633
Total income		540,206

Expenses
Management fee	$ 202,798
Transfer agent fees	50,183
Accounting fees and expenses	13,886
Custodian fees and expenses	5,225
Independent trustees' compensation	106
Registration fees	13,330
Audit	22,430
Legal	515
Miscellaneous	272
Total expenses before reductions	308,745
Expense reductions	(1,047)	307,698
Net investment income (loss)		232,508
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,182,520
Foreign currency transactions	(74)
Futures contracts	71,107
Total net realized gain (loss)		3,253,553
Change in net unrealized appreciation (depreciation) on: Investment securities	5,521,027
Futures contracts	6,740
Total change in net unrealized appreciation (depreciation)		5,527,767
Net gain (loss)		8,781,320
Net increase (decrease) in net assets resulting from operations		$ 9,013,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 232,508	$ 267,261
Net realized gain (loss)	3,253,553	2,817,523
Change in net unrealized appreciation (depreciation)	5,527,767	5,001,250
Net increase (decrease) in net assets resulting from operations	9,013,828	8,086,034
Distributions to shareholders from net investment income	(297,571)	(237,099)
Share transactions Proceeds from sales of shares	5,784,092	10,275,007
Reinvestment of distributions	263,665	211,672
Cost of shares redeemed	(4,361,677)	(6,698,304)
Net increase (decrease) in net assets resulting from share transactions	1,686,080	3,788,375
Redemption fees	6,834	17,230
Total increase (decrease) in net assets	10,409,171	11,654,540

Net Assets
Beginning of period	68,821,929	57,167,389
End of period (including undistributed net investment income of $89,904 and undistributed net investment income of $154,967, respectively)	$ 79,231,100	$ 68,821,929
Other Information Shares
Sold	395,532	784,606
Issued in reinvestment of distributions	18,833	16,537
Redeemed	(305,028)	(511,750)
Net increase (decrease)	109,337	289,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.77	$ 12.14	$ 10.19	$ 9.47	$ 8.07	$ 9.73
Income from Investment Operations
Net investment income (loss) D	.05	.05	.04	.03	.03	.03
Net realized and unrealized gain (loss)	1.76	1.63	1.94	.73	1.40	(1.69)
Total from investment operations	1.81	1.68	1.98	.76	1.43	(1.66)
Distributions from net investment income	(.06)	(.05)	(.03)	(.04)	(.04)	(.04)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	.04
Net asset value, end of period	$ 15.52	$ 13.77	$ 12.14	$ 10.19	$ 9.47	$ 8.07
Total Return B,C	13.19%	13.87%	19.46%	8.00%	17.92%	(16.79)%
Ratios to Average Net Assets E,G
Expenses before reductions	.86% A	.89%	.91%	.95%	1.00%	.92%
Expenses net of fee waivers, if any	.86% A	.89%	.91%	.95%	1.00%	.92%
Expenses net of all reductions	.85% A	.87%	.86%	.89%	.98%	.89%
Net investment income (loss)	.64% A	.41%	.35%	.28%	.41%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,231	$ 68,822	$ 57,167	$ 49,921	$ 55,120	$ 58,265
Portfolio turnover rate F	148% A	178%	179%	182%	84%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Tax Managed Stock Fund (the Fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM),an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 18,151,896
Unrealized depreciation	(172,597)
Net unrealized appreciation (depreciation)	$ 17,979,299
Cost for federal income tax purposes	$ 61,153,178

Trading (Redemption) Fees. Shares held in the Fund less than two years are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $52,905,580 and $52,527,192, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $484 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $87 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $47 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who

Semiannual Report

9. Other - continued

were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research

(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TMG-USAN-0607
1.784909.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Beacon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 15, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 15, 2007